Investments - Summary of Fair Value of Available-For-Sale Debt Investments (Detail) - Corporate Debt Securities [Member] - Available For Sale Debt Investments [Member] ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale debt investments, Cost or amortized cost less allowance for credit losses	¥ 3,734		¥ 6,819
Available-for-sale debt investments, gross unrealized gains	153		629
Available-for-sale debt investments, gross unrealized losses	(667)		(1,088)
Available-for-sale debt investments, fair value	¥ 3,220	$ 460	¥ 6,360